UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-642


                        Scudder International Fund, Inc.
                        --------------------------------
               (Exact name of registrant as specified in charter)


                                 345 Park Avenue
                               New York, NY 10154
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (617) 295-2663
                                 --------------

Date of fiscal year end:  08/31
                          -----

Date of reporting period:  11/30/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder International Fund
Investment Portfolio as of November 30, 2004 (Unaudited)

--------------------------------------------------------------------------------------------------------------------------------

                                                                                                   Shares              Value ($)
                                                                                             -----------------------------------
Common Stocks 98.5%
Australia 1.4%
Australia & New Zealand Banking Group Ltd.                                                      1,529,698            23,672,974
(Cost $19,752,143)                                                                                                  -----------

Austria 1.2%
Wienerberger AG (c)                                                                               444,065            19,718,092
(Cost $14,825,765)                                                                                                  -----------

Brazil 1.6%
Companhia Vale do Rio Doce (ADR)                                                                  772,318            19,168,933
Petroleo Brasileiro SA (ADR)                                                                      215,700             8,231,112
                                                                                                                    -----------
(Cost $14,395,422)                                                                                                   27,400,045

Finland 1.0%
Nokia Oyj                                                                                         552,097             8,983,978
Nokia Oyj (ADR)                                                                                   471,696             7,627,324
                                                                                                                    -----------
(Cost $18,482,392)                                                                                                   16,611,302

France 8.5%
BNP Paribas SA                                                                                    394,500            27,429,669
France Telecom SA                                                                                 758,800            23,837,621
PSA Peugeot Citroen                                                                               157,600             9,635,882
Sanofi-Aventis*                                                                                   322,120            24,259,926
Total SA (c)                                                                                      264,318            57,875,160
                                                                                                                    -----------
(Cost $96,870,835)                                                                                                  143,038,258

Germany 5.8%
Adidas-Salomon AG                                                                                  93,400            14,644,679
E.ON AG (c)                                                                                       447,283            37,658,563
Hypo Real Estate Holdings AG*                                                                     438,700            16,995,309
Metro AG (c)                                                                                      284,948            14,334,700
Siemens AG                                                                                        158,370            12,685,332
                                                                                                                    -----------
(Cost $65,948,326)                                                                                                   96,318,583

Greece 1.7%
Alpha Bank AE                                                                                     445,746            13,961,581
Hellenic Telecommunications Organization SA                                                       859,920            14,107,338
                                                                                                                    -----------
(Cost $19,068,581)                                                                                                   28,068,919

Hong Kong 1.9%
Esprit Holdings Ltd.                                                                            4,349,120            23,827,729
Yue Yuen Industrial (Holdings) Ltd.                                                             3,266,000             8,442,750
                                                                                                                    -----------
(Cost $27,305,442)                                                                                                   32,270,479

Hungary 0.9%
OTP Bank Rt (GDR)                                                                                 265,378            15,259,235
(Cost $5,220,958)                                                                                                   -----------

India 0.7%
ICICI Ltd.                                                                                      1,597,800            12,215,091
(Cost $10,959,040)                                                                                                  -----------

Italy 5.2%
Banca Intesa SpA                                                                                4,806,900            21,280,469
Enel SpA (c)                                                                                    1,074,733             9,587,270
Eni SpA                                                                                         1,509,228            37,058,993
Terna SpA (c)                                                                                   7,053,667            18,520,552
                                                                                                                    -----------
(Cost $62,396,722)                                                                                                   86,447,284

Japan 22.2%
Aiful Corp.                                                                                        82,096             9,334,531
Canon, Inc.                                                                                       643,000            32,243,732
Dai Nippon Printing Co., Ltd.                                                                     588,088             8,789,887
Daito Trust Construction Co., Ltd.                                                                208,400             9,437,745
FANUC Ltd.                                                                                        217,200            13,572,362
Hoya Corp.                                                                                        183,600            19,127,230
KDDI Corp.                                                                                          3,123            15,417,726
Kirin Brewery Co., Ltd.                                                                         2,184,710            20,955,382
Mitsubishi Corp.                                                                                2,657,000            33,645,005
Mitsubishi Tokyo Financial Group, Inc.                                                              1,957            18,543,003
Mitsui Fudosan Co., Ltd.                                                                        1,464,000            17,115,568
Mizuho Financial Group, Inc.                                                                        6,695            29,148,299
Nippon Mining Holdings, Inc.                                                                    1,695,000             8,466,764
Nippon Steel Corp.                                                                             10,094,667            24,917,837
Nissan Motor Co., Ltd. (c)                                                                      2,158,833            22,763,205
Sega Sammy Holdings, Inc.                                                                         172,000             9,109,815
Sharp Corp.                                                                                       653,547            10,498,670
Sony Corp.                                                                                        403,966            14,721,793
Toyota Motor Corp.                                                                              1,068,000            40,062,974
Yamanouchi Pharmaceutical Co., Ltd. (c)                                                           390,568            14,271,484
                                                                                                                    -----------
(Cost $293,346,435)                                                                                                 372,143,012

Korea 1.9%
POSCO                                                                                             102,600            19,130,472
Samsung Electronics Co., Ltd.                                                                      32,011            13,265,407
                                                                                                                    -----------
(Cost $17,436,718)                                                                                                   32,395,879

Netherlands 3.6%
European Aeronautic Defence & Space Co. (c)                                                       220,950             6,682,628
ING Groep NV                                                                                    1,358,796            37,393,530
Koninklijke (Royal) Philips Electronics NV                                                        594,360            15,329,330
                                                                                                                    -----------
(Cost $45,228,499)                                                                                                   59,405,488

Norway 1.7%
DNB NOR ASA                                                                                     1,126,258            10,608,439
Statoil ASA                                                                                     1,153,249            18,245,527
                                                                                                                    -----------
(Cost $23,238,402)                                                                                                   28,853,966

Russia 0.5%
LUKOIL (ADR)                                                                                       61,011             7,580,617
(Cost $3,520,448)                                                                                                   -----------

Singapore 0.8%
DBS Group Holdings Ltd.                                                                         1,434,000            13,834,346
(Cost $13,985,981)                                                                                                  -----------

Spain 2.2%
Gestevision Telecinco SA*                                                                         141,928             2,683,117
Telefonica SA                                                                                   1,916,877            33,689,733
                                                                                                                    -----------
(Cost $20,724,266)                                                                                                   36,372,850

Sweden 1.3%
Telefonaktiebolaget LM Ericsson "B" (c)                                                         6,553,772            21,854,688
(Cost $5,992,830)                                                                                                   -----------

Switzerland 11.5%
ABB Ltd. (Registered)*                                                                          2,451,400            15,142,455
Credit Suisse Group (Registered)*                                                                 496,177            19,351,643
Nestle SA (Registered)                                                                            173,054            44,413,701
Novartis AG (Registered)                                                                          469,278            22,481,863
Roche Holding AG                                                                                  297,653            31,340,142
UBS AG (Registered)                                                                               533,050            43,076,165
Zurich Financial Services AG*                                                                     110,400            16,990,576
                                                                                                                    -----------
(Cost $132,263,305)                                                                                                 192,796,545

Taiwan 0.7%
Hon Hai Precision Industry Co., Ltd.                                                            3,043,000            12,281,590
(Cost $12,009,755)                                                                                                  -----------

Thailand 0.7%
Bangkok Bank PCL (Foreign Registered)*                                                          3,471,079            10,039,402
Thai Oil PCL (Foreign Registered)*                                                              1,595,661             1,781,278
                                                                                                                    -----------
(Cost $10,250,247)                                                                                                   11,820,680

United Kingdom 21.5%
AstraZeneca PLC                                                                                   584,323            22,837,113
BAA PLC                                                                                         1,336,632            14,867,220
BHP Billiton PLC                                                                                2,589,791            30,290,822
GlaxoSmithKline PLC                                                                               812,034            17,086,631
HSBC Holdings PLC                                                                               2,619,873            44,612,119
Imperial Tobacco Group PLC                                                                        915,600            23,850,449
National Grid Transco PLC                                                                       1,966,710            17,994,676
Prudential PLC                                                                                  2,321,173            18,520,764
Royal Bank of Scotland Group PLC                                                                1,403,082            43,118,536
Shell Transport & Trading Co., PLC                                                              5,597,546            47,070,115
Smith & Nephew PLC                                                                              1,409,301            14,369,217
Vodafone Group PLC                                                                             18,126,246            49,191,620
WPP Group PLC                                                                                   1,442,800            15,937,819
                                                                                                                    -----------
(Cost $246,983,046)                                                                                                 359,747,101

                                                                                                                  -------------
Total Common Stocks (Cost $1,180,205,558)                                                                         1,650,107,024

Securities Lending Collateral 9.6%
Daily Assets Fund Institutional, 2.01% (b)(d)
(Cost $161,369,872)                                                                           161,369,872           161,369,872
                                                                                                                    -----------
Cash Equivalents 0.3%
Scudder Cash Management QP Trust, 1.97% (a)
(Cost $5,470,057)                                                                               5,470,057             5,470,057
                                                                                                                  -------------

                                                                                                     % of
                                                                                               Net Assets              Value ($)

Total Investment Portfolio  (Cost $1,347,045,487)                                                   108.4         1,816,946,953
Other Assets and Liabilities, Net                                                                    -8.4          -140,685,410
                                                                                                                 --------------
Net Assets                                                                                          100.0         1,676,261,543
                                                                                                                 ==============


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment
Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche
Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) All or a portion of these securities were on loan. The value of all securities loaned at November 30, 2004 amounted to $153,524,246, which is 9.2% of total net assets.

(d) Represents collateral held in connection with securities lending.

ADR: American Depositary Receipts

GDR: Global Depositary Receipts

At November 30, 2004, the Scudder International Fund had the following sector diversification:
                                                                                                                   As a % of
                                                                                                                   Investment
Sector                                                                         Value ($)                            Portfolio
------------------------------------------------------------------------------------------------------------------------------
Financials                                                                          462,501,250                         25.5%
Consumer Discretionary                                                              201,992,464                         11.1%
Energy                                                                              186,309,567                         10.3%
Health Care                                                                         146,646,376                          8.1%
Telecommunication Services                                                          136,244,039                          7.5%
Industrials                                                                         134,540,724                          7.4%
Information Technology                                                              115,383,949                          6.3%
Materials                                                                            93,508,063                          5.1%
Consumer Staples                                                                     89,219,531                          4.9%
Utilities                                                                            83,761,061                          4.6%
                                                                                                         ---------------------
Total Common and Preferred Stocks                                                 1,650,107,024                         90.8%
                                                                                                         ---------------------
Cash Equivalents                                                                      5,470,057                          0.3%
Securities Lending Collateral                                                       161,369,872                          8.9%
                                                                                                         ---------------------
Total Investment Portfolio                                                        1,816,946,953                        100.0%
                                                                                                         ---------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder International Fund


By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               January 11, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder International Fund

By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               January 11, 2004



By:                                 /s/Paul Schubert
                                    --------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               January 11, 2004